Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 202,939		¥ 212,668		$ 29,424
Amount due to related parties	23,629		37,760		3,426
Kingsoft Group
Related Party Transaction [Line Items]
Amount due from related parties	5,019		8,164		728
Amount due to related parties	3,969		6,372		575
Kingsoft Group | Services received from
Related Party Transaction [Line Items]
Amount	15,236	$ 2,209	19,139	¥ 23,897
Tencent Group
Related Party Transaction [Line Items]
Amount due from related parties	4,529		15,995		657
Amount due to related parties	15,132		24,944		2,194
Tencent Group | Services received from
Related Party Transaction [Line Items]
Amount	20,534	2,977	32,594	51,147
Tencent Group | Services provided to
Related Party Transaction [Line Items]
Amount	12,479	1,809	40,333	73,462
OrionStar Group
Related Party Transaction [Line Items]
Amount due from related parties	134,548		137,157		19,508
Amount due to related parties	799		811		116
OrionStar Group | Services received from
Related Party Transaction [Line Items]
Amount	347	50	3,756	10,793
OrionStar Group | Services provided to
Related Party Transaction [Line Items]
Amount	2,610	378	3,862	4,207
OrionStar Group | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount			100,000
OrionStar Group | Purchase of products
Related Party Transaction [Line Items]
Amount	1,130	164	40,290	87,090
Pixiu Group
Related Party Transaction [Line Items]
Amount due from related parties	25,104		26,625		3,640
Pixiu Group | Services provided to
Related Party Transaction [Line Items]
Amount	433	63	9,614	2,033
Pixiu Group | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount	14,181	2,056		7,085
Shenzhen Feipai | Loans and investments provided to/(received from)
Related Party Transaction [Line Items]
Amount				2,500
Other Related Parties
Related Party Transaction [Line Items]
Amount due from related parties	20,610		17,393		2,987
Amount due to related parties	3,719		4,202		540
Liveme Group
Related Party Transaction [Line Items]
Amount due from related parties	13,129		7,334		1,904
Amount due to related parties	10		1,431		$ 1
Liveme Group | Services provided to
Related Party Transaction [Line Items]
Amount	¥ 33,305	$ 4,829	¥ 11,718	27,376
Liveme Group | Selling business to
Related Party Transaction [Line Items]
Amount				¥ 11,060